Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Minimum future rental payments under operating leases
2017	$ 464
2018	807
2019	807
2020	807
2021	807
Thereafter	7,302
Total minimum future payments	$ 10,994